Staff costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Compensation costs
Performance costs	£ 1,436	£ 1,308	£ 1,398
Salaries	2,766	2,921	2,637
Social security costs	381	374	352
Post-retirement benefits	329	298	188
Other compensation costs	237	221	205
Total compensation costs	5,149	5,122	4,780
Other resourcing costs
Outsourcing	198	206	259
Redundancy and restructuring	137	176	45
Temporary staff costs	16	22	25
Other	56	65	83
Total other resourcing costs	407	469	412
Total staff costs	5,556	5,591	5,192
Software | Internally generated
Compensation costs
Total compensation costs	324	259	197
Defined contribution schemes
Compensation costs
Post-retirement benefits	178	180	140
Pension defined benefit plans
Compensation costs
Post-retirement benefits	£ 151	£ 118	£ 48